Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal			$ 1,108,000	$ (101,000)
State and local			333,000	(33,000)
Total current			1,441,000	(134,000)
Deferred:
Federal			(1,343,000)	(1,102,000)
State and local			(195,000)	(86,000)
Total deferred			(1,538,000)	(1,188,000)
Total benefit	$ (106,000)	$ (494,000)	$ (97,000)	$ (1,322,000)